Asset Acquisitions (Details 1) - CAD ($)	Jan. 31, 2021	Aug. 31, 2020	May 07, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Consideration paid:
Total purchase price	$ 8,014,033
Net assets acquired:
Cash paid	430,420		$ 240
Amounts receivable	520,122			$ 137,367
Equipment	5,213
Intangible assets	$ 0			$ 1,149,174	$ 9,286,451	$ 319,174
Net value of business purchased			$ 283
Altum [member]
Consideration paid:
Common shares issued		$ 6,094,149
Share purchase options granted		100,312
Share purchase warrants granted		57,718
Total purchase price		6,252,179
Net assets acquired:
Cash paid		24,825
Amounts receivable		31,451
Prepaid and other current assets		363,150
Equipment		44,553
Intangible assets		11,362,000
Advances		(1,507,979)
Accounts payable and accrued liabilities		(3,475,581)
Due to related parties		(590,240)
Net value of business purchased		$ 6,252,179